Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of royalty revenues generated from each geographic location
	December 31, 2024	December 31, 2023
	$	$
Australia	10,915,392	11,250,950
Nigeria	-	882,922
USA	116,311	116,311
Brazil	16,060	60,411

Total	11,047,763	12,310,594

Schedule of non-current assets in eight geographic locations
	December 31, 2024	December 31, 2023
	$	$
Australia	30,452,281	30,396,980
USA	2,210,330	2,254,422
Canada	3,036,308	3,027,846
South Africa	1,914,844	1,914,844
Cayman Islands	988,631	1,172,170
Brazil	604,307	612,036
Peru	45,609	45,609

Total	39,252,310	39,423,907